OTHER INFORMATION BY NATURE - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Disclosure of detailed information about intangible assets [line items]
Compensation related to product development	€ 389,927	€ 385,182	€ 323,936
Average number of employees | employee	4,428	4,164	3,651
Depreciation expense	€ 217,952	€ 191,482	€ 156,384
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Amortization	€ 208,685	€ 160,464	€ 132,364